OROMIN	Suite 2000, Guinness Tower, 1055 West Hastings Street, Vancouver, B.C. Canada V6E 2E9
EXPLORATIONS LTD.	Tel: (604) 331-8772 Fax: (604) 331-8773 E-mail: info@oromin.com

January 31, 2007	BY EDGAR

U.S. Securities and Exchange Commission

Document Control, Room 1004

450 Fifth Street, N.W.

Washington, D.C.

U.S.A. 20549

Attention:

Donald F. Delaney

Division of Corporation Finance

Dear Sir or Madam:

Re:

Amendment No. 1 to its Form 20-F Annual Report - Your File Number 0-30614

Please find enclosed for filing, pursuant to the Securities and Exchange Act of 1934, as amended from time to time, the Company’s Amendment No. 1 to its Annual Report on Form 20-F of Oromin Explorations Ltd. for its February 28, 2006 fiscal year end.

I trust you will find the foregoing to be in order. Please do not hesitate to call me if you have any questions or comments regarding this filing.

Yours Truly,

OROMIN EXPLORATIONS LTD.

Signed”Chet Idziszek”

per:

Chet Idziszek,

President

CI/ea

cc:

Davidson & Co. Attn.: D. Harris

Miller Thomson, Attn.: Rupert Legge

Standard & Poors (3 copies)